Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone Strategic Trust
Prospectus Date	rr_ProspectusDate	Oct. 27, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE STRATEGIC TRUSTTouchstone International Equity Fund (the “Fund”)Supplement dated February 20, 2024 to the Prospectus, Summary Prospectus, and Statement of Additional Information dated October 27, 2023IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICYChange in Name, Sub-Adviser, Investment Goal, Benchmark and Investment Strategy and Reduction in Expenses of the FundAt a meeting of the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”) held on February 15, 2024, Touchstone Advisors, Inc. (“Touchstone”) proposed, and the Board approved, the following changes to the Fund, which will take effect on or about April 30, 2024 (the “Effective Date”): a name change for the Fund to the Touchstone International Value Fund, the appointment of LSV Asset Management (“LSV”) as sub-adviser to the Fund, and the changes to the Fund's investment goal and principal investment strategies as detailed herein (together, the “Updates”). Josef Lakonishok, Menno Vermeulen, Puneet Mansharamani, Greg Sleight and Guy Lakonishok, each of LSV, will serve as the Fund's portfolio managers beginning on the Effective Date. The Updates do not require shareholder approval.The Updates were proposed to and approved by the Board in advance of the pending retirement of the Fund’s portfolio manager from the Fund’s current sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”) on or about April 30, 2024. Accordingly, on the Effective Date, all references to Fort Washington, in the summary prospectus, prospectus, and Statement of Additional Information (“SAI”) will be deleted and replaced with LSV and all references to the Touchstone International Equity Fund will be deleted and replaced with Touchstone International Value Fund. As the sub-adviser, LSV will make investment decisions for the Fund and will also ensure compliance with the Fund's investment policies and guidelines. As of December 31, 2023, LSV managed approximately $96 billion in assets.The following changes to the Fund's investment goal, 80% investment policy, principal investment strategies and benchmark will be made in connection with the Updates, which will take effect on the Effective Date:Current:New (upon Effective Date):Investment Goal:Seeks growth of capital.Seeks long-term growth of capital.80% Investment Policy:The Fund normally invests at least 80% of its assets in equity securities. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.The Fund will invest, under normal circumstances, at least 80% of its assets in value securities. For purposes of this non-fundamental policy, the sub-adviser considers “value” securities to be those issued by companies whose securities, in accordance with the sub-adviser’s proprietary quantitative investment methodology described below, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.Principal Investment Strategies:The Fund invests primarily in common stocks of companies located in or that conduct their business mainly in one or more foreign countries, which may include emerging markets. The Fund will normally be invested in ten or more foreign countries and may invest up to 40% of its assets in any one country if Fort Washington Investment Advisors, Inc., the Fund’s sub-adviser (“Fort Washington”), feels that economic and business conditions make it appropriate to do so. The Fund focuses its investments on developed foreign countries, but may invest up to 25% of its total assets in emerging markets. It normally will have substantial investments in European countries. Normally, at least 75% of the Fund’s total assets are invested in securities ofThe Fund invests primarily in equity securities of companies in non-U.S. developed and emerging market countries. The equity securities in which the Fund invests are mainly common stocks, but may also include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs, “Depositary Receipts”). Depositary Receipts are certificates issued by a bank or trust company that represent ownership of shares of a foreign issuer and generally trade on an established market, in the United States or elsewhere. Although the Fund may invest in securities of companies of any size, the Fund generally invests in companies with market capitalizations of $20 million or more at the time of purchase. The Fund Current:New (upon Effective Date):non-U.S. issuers selected by Fort Washington mainly for their long-term capital growth prospects. The remaining 25% may be invested in companies organized in the United States that have at least 50% of their assets and/or revenues outside the United States. The Fund also expects to purchase American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) in bearer form, which are designed for use in non-U.S. securities markets.Fort Washington employs a fundamental, bottom up approach to building the Fund’s international equity portfolio. The process starts with a regular quantitative screening in order to narrow the investable universe, which seeks to identify businesses with high returns on capital, operating margins, and strong cash flow generation. Stocks are then analyzed based on the following five fundamental factors: business quality, valuation, growth, management, and balance sheet strength. The Fund generally may sell a security when there is a deterioration of one or more of the five factors described above or when the portfolio manager identifies a more favorable investment opportunity. The Fund may also sell a security to meet redemptions or for tax management purposes.considers a company to be a non-U.S. company if (i) the company’s primary issue trades on a non-U.S. exchange; or (ii) the company is organized, maintains its principal place of business, or primarily generates its revenues outside of the United States. In selecting securities for the Fund, LSV Asset Management, the Fund’s sub-adviser (“LSV”), focuses on companies whose securities, in LSV’s opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow, but show signs of recent improvement. LSV uses a quantitative investment model to make investment decisions for the Fund. Any investment decisions are generally made based on whether a buy or sell signal is received from the quantitative investment model. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and indicators of near-term appreciation potential (such as recent price appreciation). The investment model selects stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased, subject to overall risk controls.Benchmark:MSCI EAFE IndexMSCI All Country World Ex-U.S. IndexThe Fund's current sub-adviser, Fort Washington, will continue to serve as sub-adviser until the Effective Date of the Updates. Upon the Effective Date of the Updates, the following principal risks will be added: Quantitative Strategy Risk and Value Investing Risk. These risk factors will be set forth in an updated summary prospectus and prospectus for the Fund.Reduction in Expense Limitation for the Fund’s Shares ClassesAdditionally, upon the Effective Date, Touchstone has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.26%, 1.89%, 0.89%, and 0.79% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through at least April 30, 2025. The Fund’s current contractual expense limitation is 1.36%, 1.99%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.There will be no other changes to the Fund, other than those described herein. Shareholders of the Fund will receive an updated Summary Prospectus and Information Statement at a future date providing more information about the changes detailed herein.
Touchstone International Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE STRATEGIC TRUSTTouchstone International Equity Fund (the “Fund”)Supplement dated February 20, 2024 to the Prospectus, Summary Prospectus, and Statement of Additional Information dated October 27, 2023IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICYChange in Name, Sub-Adviser, Investment Goal, Benchmark and Investment Strategy and Reduction in Expenses of the FundAt a meeting of the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”) held on February 15, 2024, Touchstone Advisors, Inc. (“Touchstone”) proposed, and the Board approved, the following changes to the Fund, which will take effect on or about April 30, 2024 (the “Effective Date”): a name change for the Fund to the Touchstone International Value Fund, the appointment of LSV Asset Management (“LSV”) as sub-adviser to the Fund, and the changes to the Fund's investment goal and principal investment strategies as detailed herein (together, the “Updates”). Josef Lakonishok, Menno Vermeulen, Puneet Mansharamani, Greg Sleight and Guy Lakonishok, each of LSV, will serve as the Fund's portfolio managers beginning on the Effective Date. The Updates do not require shareholder approval.The Updates were proposed to and approved by the Board in advance of the pending retirement of the Fund’s portfolio manager from the Fund’s current sub-adviser, Fort Washington Investment Advisors, Inc. (“Fort Washington”) on or about April 30, 2024. Accordingly, on the Effective Date, all references to Fort Washington, in the summary prospectus, prospectus, and Statement of Additional Information (“SAI”) will be deleted and replaced with LSV and all references to the Touchstone International Equity Fund will be deleted and replaced with Touchstone International Value Fund. As the sub-adviser, LSV will make investment decisions for the Fund and will also ensure compliance with the Fund's investment policies and guidelines. As of December 31, 2023, LSV managed approximately $96 billion in assets.The following changes to the Fund's investment goal, 80% investment policy, principal investment strategies and benchmark will be made in connection with the Updates, which will take effect on the Effective Date:Current:New (upon Effective Date):Investment Goal:Seeks growth of capital.Seeks long-term growth of capital.80% Investment Policy:The Fund normally invests at least 80% of its assets in equity securities. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.The Fund will invest, under normal circumstances, at least 80% of its assets in value securities. For purposes of this non-fundamental policy, the sub-adviser considers “value” securities to be those issued by companies whose securities, in accordance with the sub-adviser’s proprietary quantitative investment methodology described below, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior written notice to shareholders.Principal Investment Strategies:The Fund invests primarily in common stocks of companies located in or that conduct their business mainly in one or more foreign countries, which may include emerging markets. The Fund will normally be invested in ten or more foreign countries and may invest up to 40% of its assets in any one country if Fort Washington Investment Advisors, Inc., the Fund’s sub-adviser (“Fort Washington”), feels that economic and business conditions make it appropriate to do so. The Fund focuses its investments on developed foreign countries, but may invest up to 25% of its total assets in emerging markets. It normally will have substantial investments in European countries. Normally, at least 75% of the Fund’s total assets are invested in securities ofThe Fund invests primarily in equity securities of companies in non-U.S. developed and emerging market countries. The equity securities in which the Fund invests are mainly common stocks, but may also include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs” and, together with ADRs, “Depositary Receipts”). Depositary Receipts are certificates issued by a bank or trust company that represent ownership of shares of a foreign issuer and generally trade on an established market, in the United States or elsewhere. Although the Fund may invest in securities of companies of any size, the Fund generally invests in companies with market capitalizations of $20 million or more at the time of purchase. The Fund Current:New (upon Effective Date):non-U.S. issuers selected by Fort Washington mainly for their long-term capital growth prospects. The remaining 25% may be invested in companies organized in the United States that have at least 50% of their assets and/or revenues outside the United States. The Fund also expects to purchase American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) in bearer form, which are designed for use in non-U.S. securities markets.Fort Washington employs a fundamental, bottom up approach to building the Fund’s international equity portfolio. The process starts with a regular quantitative screening in order to narrow the investable universe, which seeks to identify businesses with high returns on capital, operating margins, and strong cash flow generation. Stocks are then analyzed based on the following five fundamental factors: business quality, valuation, growth, management, and balance sheet strength. The Fund generally may sell a security when there is a deterioration of one or more of the five factors described above or when the portfolio manager identifies a more favorable investment opportunity. The Fund may also sell a security to meet redemptions or for tax management purposes.considers a company to be a non-U.S. company if (i) the company’s primary issue trades on a non-U.S. exchange; or (ii) the company is organized, maintains its principal place of business, or primarily generates its revenues outside of the United States. In selecting securities for the Fund, LSV Asset Management, the Fund’s sub-adviser (“LSV”), focuses on companies whose securities, in LSV’s opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow, but show signs of recent improvement. LSV uses a quantitative investment model to make investment decisions for the Fund. Any investment decisions are generally made based on whether a buy or sell signal is received from the quantitative investment model. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and indicators of near-term appreciation potential (such as recent price appreciation). The investment model selects stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased, subject to overall risk controls.Benchmark:MSCI EAFE IndexMSCI All Country World Ex-U.S. IndexThe Fund's current sub-adviser, Fort Washington, will continue to serve as sub-adviser until the Effective Date of the Updates. Upon the Effective Date of the Updates, the following principal risks will be added: Quantitative Strategy Risk and Value Investing Risk. These risk factors will be set forth in an updated summary prospectus and prospectus for the Fund.Reduction in Expense Limitation for the Fund’s Shares ClassesAdditionally, upon the Effective Date, Touchstone has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.26%, 1.89%, 0.89%, and 0.79% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through at least April 30, 2025. The Fund’s current contractual expense limitation is 1.36%, 1.99%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.There will be no other changes to the Fund, other than those described herein. Shareholders of the Fund will receive an updated Summary Prospectus and Information Statement at a future date providing more information about the changes detailed herein.